CONCENTRATION OF RISK (Details 2) In Thousands, unless otherwise specified	12 Months Ended																				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Revenues Customer risk Customer A USD ($)	Dec. 31, 2013 Revenues Customer risk Customer A CNY	Dec. 31, 2012 Revenues Customer risk Customer A CNY	Dec. 31, 2011 Revenues Customer risk Customer A CNY	Dec. 31, 2013 Revenues Customer risk Customer B USD ($)	Dec. 31, 2013 Revenues Customer risk Customer B CNY	Dec. 31, 2013 Revenues Customer risk Equal to or more than	Dec. 31, 2012 Revenues Customer risk Equal to or more than	Dec. 31, 2011 Revenues Customer risk Equal to or more than	Dec. 31, 2012 Revenues Customer risk Not greater than Customer B	Dec. 31, 2011 Revenues Customer risk Not greater than Customer B	Dec. 31, 2013 Accounts receivables Customer risk Customer A USD ($)	Dec. 31, 2013 Accounts receivables Customer risk Customer A CNY	Dec. 31, 2012 Accounts receivables Customer risk Customer A CNY	Dec. 31, 2013 Accounts receivables Customer risk Customer C USD ($)	Dec. 31, 2013 Accounts receivables Customer risk Customer C CNY	Dec. 31, 2013 Accounts receivables Customer risk Equal to or more than	Dec. 31, 2012 Accounts receivables Customer risk Equal to or more than	Dec. 31, 2012 Accounts receivables Customer risk Not greater than Customer B
CONCENTRATION OF RISK
Threshold for disclosure of risk (as a percent)											10.00%	10.00%	10.00%								10.00%	10.00%
Total revenues	$ 182,243	1,103,243	813,732	618,422	$ 18,549	112,292	82,663	98,684	$ 26,562	160,582
Accounts receivable	$ 50,587	306,237	230,199													$ 7,431	44,987	46,324	$ 5,380	32,571
Concentration risk (as a percent)														10.00%	10.00%								10.00%
Minimum period for which the PRC government has been pursuing economic reform policies	20 years	20 years
Percentage of appreciation of the RMB against US$	2.80%	2.80%	1.00%	4.60%